Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Operating Results and Net Investments for Each of Reportable Operating Segment
Selected Segment Results of Operations
The following table presents selected results of operations of the Company's reportable segments:

(In thousands)	Healthcare	Industrial	Hospitality	CLNC	Other Equity and Debt	Investment Management	Amounts Not Allocated to Segments	Total

Three Months Ended March 31, 2019
Total revenues	$145,774	$—	$196,615	$—	$162,688	$40,005	$2,977	$548,059
Property operating expenses	64,302	—	136,345	—	70,095	—	—	270,742
Interest expense	47,527	—	42,065	—	31,853	—	13,444	134,889
Depreciation and amortization	40,131	—	36,248	—	24,783	8,669	1,521	111,352
Provision for loan losses	—	—	—	—	3,611	—	—	3,611
Impairment loss	—	—	3,850	—	21,772	—	—	25,622
Gain on sale of real estate	—	—	139	—	29,314	—	—	29,453
Equity method earnings	—	—	—	5,513	24,608	3,942	—	34,063
Equity method earnings—carried interest	—	—	—	—	—	4,896	—	4,896
Income tax benefit (expense)	1,874	—	(836)	—	(2,074)	94	(256)	(1,198)
Income (loss) from continuing operations	(7,206)	—	(26,077)	5,513	59,563	20,638	(108,879)	(56,448)
Income from discontinued operations	—	24,154	—	—	—	2,139	—	26,293
Net income (loss)	(7,206)	24,154	(26,077)	5,513	59,563	22,777	(108,879)	(30,155)
Net income (loss) attributable to Colony Capital, Inc.	(7,462)	6,428	(22,981)	5,178	23,922	20,548	(100,609)	(74,976)
Three Months Ended March 31, 2018
Total revenues	$152,595	$—	$195,782	$—	$205,154	$41,207	$1,859	$596,597
Property operating expenses	66,966	—	136,095	—	81,898	—	—	284,959
Interest expense	50,941	—	34,361	—	40,280	—	13,117	138,699
Depreciation and amortization	41,127	—	35,457	—	28,969	7,676	1,531	114,760
Provision for loan losses	—	—	—	—	5,375	—	—	5,375
Impairment loss	3,780	—	—	—	9,189	140,429	—	153,398
Gain on sale of real estate	—	—	—	—	16,151	—	—	16,151
Equity method earnings (losses)	—	—	—	(3,654)	27,217	6,519	—	30,082
Equity method earnings—carried interest	—	—	—	—	—	—	—	—
Income tax benefit (expense)	(998)	—	1,481	—	(4,539)	36,785	64	32,793
Income (loss) from continuing operations	(12,534)	—	(11,886)	(3,654)	68,431	(88,139)	11,530	(36,252)
Income from discontinued operations	—	6,321	—	—	117	2,656	—	9,094
Net income (loss)	(12,534)	6,321	(11,886)	(3,654)	68,548	(85,483)	11,530	(27,158)
Net income (loss) attributable to Colony Capital, Inc.	(10,360)	1,278	(10,050)	(3,446)	49,109	(80,520)	12,662	(41,327)

Selected Segment Results of Operations
The following table presents selected results of operations of the Company's reportable segments:

(In thousands)	Healthcare	Industrial	Hospitality	CLNC	Other Equity and Debt	Investment Management	Amounts Not Allocated to Segments	Total

Year Ended December 31, 2018
Total revenues	$592,455	$—	$849,513	$—	$739,167	$176,568	$9,239	$2,366,942
Property operating expenses	271,166	—	563,453	—	316,037	—	—	1,150,656
Interest expense	194,898	—	153,395	—	150,032	—	54,513	552,838
Depreciation and amortization	164,389	—	144,528	—	99,525	28,653	6,207	443,302
Provision for loan losses	213	—	—	—	42,821	—	—	43,034
Impairment loss	217,524	—	72,469	—	79,432	217,850	—	587,275
Gain on sale of real estate	—	—	—	—	159,598	—	—	159,598
Equity method earnings (losses)	—	—	—	(65,366)	99,400	(43,635)	—	(9,601)
Equity method earnings—carried interest	—	—	—	—	—	9,525	—	9,525
Income tax benefit (expense)	(4,991)	—	9,875	—	(4,298)	59,179	205	59,970
Income (loss) from continuing operations	(283,516)	—	(90,581)	(65,366)	268,870	(141,190)	(222,974)	(534,757)
Income (loss) from discontinued operations	—	26,749	—	—	(102)	12,935	—	39,582
Net income (loss)	(283,516)	26,749	(90,581)	(65,366)	268,768	(128,255)	(222,974)	(495,175)
Net income (loss) attributable to Colony Capital, Inc.	(199,277)	4,246	(82,798)	(61,457)	143,065	(120,286)	(203,100)	(519,607)

(In thousands)	Healthcare	Industrial	Hospitality	CLNC	Other Equity and Debt	Investment Management	Amounts Not Allocated to Segments	Total

Year Ended December 31, 2017
Total revenues	$613,169	$—	$815,831	$—	$873,046	$240,632	$6,862	$2,549,540
Property operating expenses	274,528	—	537,884	—	233,901	—	—	1,046,313
Interest expense	185,256	—	134,729	—	161,993	—	54,278	536,256
Depreciation and amortization	183,897	—	133,269	—	128,942	56,616	5,790	508,514
Provision for loan losses	1,588	—	—	—	18,153	—	—	19,741
Impairment loss	14,375	—	—	—	30,867	375,074	—	420,316
Gain on sale of real estate	—	—	—	—	112,758	—	—	112,758
Equity method earnings	—	—	—	—	265,079	18,204	—	283,283
Income tax benefit (expense)	(5,639)	—	(2,779)	—	(3,950)	111,049	1,814	100,495
Income (loss) from continuing operations	(64,767)	—	(9,863)	—	567,752	(174,564)	(438,619)	(120,061)
Income from discontinued operations	—	37,497	—	—	995	4,396	12,560	55,448
Net income (loss)	(64,767)	37,497	(9,863)	—	568,747	(170,168)	(426,059)	(64,613)
Net income (loss) attributable to Colony Capital, Inc.	(51,428)	12,537	(9,199)	—	426,052	(182,038)	(393,815)	(197,891)
Year Ended December 31, 2016
Total revenues	$—	$—	$—	$—	$569,780	$68,331	$4,389	$642,500
Property operating expenses	—	—	—	—	62,537	—	—	62,537
Interest expense	—	—	—	—	80,503	—	44,746	125,249
Depreciation and amortization	—	—	—	—	63,480	14,767	4,581	82,828
Provision for loan losses	—	—	—	—	35,005	—	—	35,005
Impairment loss	—	—	—	—	10,990	320	—	11,310
Gain on sale of real estate	—	—	—	—	70,728	—	—	70,728
Equity method earnings	—	—	—	—	97,188	2,160	—	99,348
Income tax benefit (expense)	—	—	—	—	(10,143)	6,608	(661)	(4,196)
Income (loss) from continuing operations	—	—	—	—	431,903	21,202	(159,403)	293,702
Income (loss) from discontinued operations	—	(3,003)	—	—	—	27	—	(2,976)
Net income (loss)	—	(3,003)	—	—	431,903	21,229	(159,403)	290,726
Net income (loss) attributable to Colony Capital, Inc.	—	(911)	—	—	226,202	17,903	(127,876)	115,318

Assets and Equity Method Investments of Reportable Segments
Total assets and equity method investments of the reportable segments are summarized as follows:

(In thousands)	Healthcare	Industrial	Hospitality	CLNC	Other Equity and Debt	Investment Management	Amounts Not Allocated to Segments	Total
March 31, 2019
Total assets	$5,399,403	$4,312,205	$3,989,997	$1,027,345	$6,295,439	$1,995,190	$201,454	$23,221,033
Equity method investments(1)	—	—	—	1,027,345	1,177,146	204,035	3,742	2,412,268
December 31, 2018
Total assets	$5,395,550	$3,185,906	$3,980,988	$1,037,754	$6,371,999	$1,983,911	$259,141	$22,215,249
Equity method investments(1)	—	—	—	1,037,754	1,054,295	180,882	3,742	2,276,673

_________
(1)
Excludes the Company's general partner equity, including carried interest allocation, in connection with its open-end industrial fund that is classified as held for sale (Note 7).

Total assets and equity method investments of the reportable segments are summarized as follows:

(In thousands)	Healthcare	Industrial	Hospitality	CLNC	Other Equity and Debt	Investment Management	Amounts Not Allocated to Segments	Total
December 31, 2018
Total assets	$5,395,550	$3,185,906	$3,980,988	$1,037,754	$6,371,999	$1,983,911	$259,141	$22,215,249
Equity method investments(1)	—	—	—	1,037,754	1,054,295	180,882	3,742	2,276,673
December 31, 2017
Total assets	$5,813,552	$2,810,135	$4,094,596	$—	$9,251,963	$2,714,840	$100,564	$24,785,650
Equity method investments(1)	—	—	—	—	1,315,670	204,802	3,742	1,524,214

_________
(1)
Excludes the Company's general partner equity, including carried interest allocation, in connection with its open-end industrial fund that is classified as held for sale (Note 10).

Revenue by Geographic Areas
Geographic information about the Company's total income from continued operations, and long-lived assets, excluding assets held for sale, are as follows. Geography is generally presented as the location in which the income producing assets reside or the location in which income generating services are performed.

	Three Months Ended March 31,
(In thousands)	2019	2018
Total income by geography:
United States	$490,915	$541,411
Europe	86,258	78,173
Other	—	302
Total (1)	$577,173	$619,886

(In thousands)	March 31, 2019	December 31, 2018
Long-lived assets by geography:
United States	$9,547,904	$9,566,982
Europe	1,502,993	1,600,623
Total (2)	$11,050,897	$11,167,605

__________

(1)
Total income includes earnings from investments in unconsolidated ventures and excludes cost reimbursement income from affiliates. All income from discontinued operations was sourced in the United States.

(2)
Long-lived assets comprise real estate, real estate related intangible assets, operating lease ROU asset and fixed assets, and exclude financial instruments, assets held for sale and investment management related intangible assets. Long-lived assets held for sale included $4.3 billion at March 31, 2019 and $3.3 billion at December 31, 2018 located in the United States and $0.5 billion located in Europe for both periods.
Geographic information about the Company's total income from continued operations, and long-lived assets, excluding assets held for sale, are as follows. Geography is generally presented as the location in which the income producing assets reside or the location in which income generating services are performed.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Total income by geography:
United States	$2,002,260	$2,492,800	$536,544
Europe	329,609	310,783	194,923
Other	302	3,610	6,083
Total (1)	$2,332,171	$2,807,193	$737,550

(In thousands)	December 31, 2018	December 31, 2017
Long-lived assets by geography:
United States	$9,566,982	$10,684,234
Europe	1,600,623	1,749,282
Total (2)	$11,167,605	$12,433,516

__________

(1)
Total income includes equity method earnings (loss), and excludes cost reimbursement income from affiliates and income from discontinued operations. All income from discontinued operations was sourced in the United States.

(2)
Long-lived assets comprise real estate, real estate related intangible assets, and fixed assets, and exclude financial instruments, assets held for sale and investment management related intangible assets. Long-lived assets held for sale at December 31, 2018 and 2017 included $3.3 billion and $2.7 billion located in the United States, respectively and $0.5 billion and $0.6 billion located in Europe, respectively.

Long-lived Assets by Geographic Areas

(In thousands)	March 31, 2019	December 31, 2018
Long-lived assets by geography:
United States	$9,547,904	$9,566,982
Europe	1,502,993	1,600,623
Total (2)	$11,050,897	$11,167,605

__________

(1)
Total income includes earnings from investments in unconsolidated ventures and excludes cost reimbursement income from affiliates. All income from discontinued operations was sourced in the United States.

(2)
Long-lived assets comprise real estate, real estate related intangible assets, operating lease ROU asset and fixed assets, and exclude financial instruments, assets held for sale and investment management related intangible assets. Long-lived assets held for sale included $4.3 billion at March 31, 2019 and $3.3 billion at December 31, 2018 located in the United States and $0.5 billion located in Europe for both periods.

(In thousands)	December 31, 2018	December 31, 2017
Long-lived assets by geography:
United States	$9,566,982	$10,684,234
Europe	1,600,623	1,749,282
Total (2)	$11,167,605	$12,433,516

__________

(1)
Total income includes equity method earnings (loss), and excludes cost reimbursement income from affiliates and income from discontinued operations. All income from discontinued operations was sourced in the United States.

(2)
Long-lived assets comprise real estate, real estate related intangible assets, and fixed assets, and exclude financial instruments, assets held for sale and investment management related intangible assets. Long-lived assets held for sale at December 31, 2018 and 2017 included $3.3 billion and $2.7 billion located in the United States, respectively and $0.5 billion and $0.6 billion located in Europe, respectively.